UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management LLP
Address:          40 Grosvenor Place
                  London, SW1X 7AW, UK


Form 13F File Number:    028-11935
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles Olver
Title:            Head of Compliance
Phone:            + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                  London, UK          February 16, 2010
---------------------------         -----------------      -----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ----------------------------

Form 13F Information Table Entry Total:                        78
                                                  ----------------------------

Form 13F Information Table Value Total:                     $250,119
                                                  ----------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                   BLUECREST CAPITAL MANAGEMENT LLP
                                                               FORM 13F
                                                   Quarter Ended December 31, 2009


-----------------------------------------------------------------------------------------------------------------------------------
                              CLASS                          VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                              -----                          ------   -------    ---  ----  ----------  -----     ------------------
NAME OF ISSUER                TITLE             CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
--------------                -----             -----      ---------  -------    ---  ----  ----------  -------- ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC      COM              007903107      4,138    427,500  SH  CALL    SOLE               427,500
ADVANCED MICRO DEVICES INC      COM              007903107      7,783    804,000  SH  PUT     SOLE               804,000
ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0     007903AL1      9,175 10,000,000 PRN          SOLE                              NONE
AES CORP                        COM              00130H105        932     70,000  SH  PUT     SOLE                70,000
AMERIPRISE FINL INC             COM              03076C106        235      6,050  SH          SOLE                 6,050
ANADARKO PETE CORP              COM              032511107        547      8,770  SH          SOLE                 8,770
BB&T CORP                       COM              054937107      1,142     45,008  SH          SOLE                45,008
BED BATH & BEYOND INC           COM              075896100        857     22,190  SH          SOLE                22,190
BEST BUY INC                    COM              086516101        699     17,706  SH          SOLE                17,706
CAPITAL ONE FINL CORP           COM              14040H105      1,237     32,252  SH          SOLE                32,252
CAPITAL ONE FINL CORP           COM              14040H105      3,834    100,000  SH  PUT     SOLE               100,000
CELGENE CORP                    COM              151020104      1,208     21,697  SH          SOLE                21,697
CHICOS FAS INC                  COM              168615102        703     50,000  SH  PUT     SOLE                50,000
CIGNA CORP                      COM              125509109      1,225     34,728  SH          SOLE                34,728
CLOROX CO DEL                   COM              189054109        403      6,608  SH          SOLE                 6,608
CME GROUP INC                   COM              12572Q105      2,688      8,000  SH          SOLE                 8,000
COOPER INDUSTRIES PLC           SHS              G24140108        471     11,057  SH          SOLE                11,057
COOPER TIRE & RUBR CO           COM              216831107      3,409    170,000  SH  PUT     SOLE               170,000
CSX CORP                        COM              126408103        820     16,916  SH          SOLE                16,916
DOVER CORP                      COM              260003108        252      6,048  SH          SOLE                 6,048
EBAY INC                        COM              278642103        983     41,776  SH          SOLE                41,776
ENERNOC INC                     COM              292764107        804     26,447  SH          SOLE                26,447
FEDEX CORP                      COM              31428X106      1,108     13,276  SH          SOLE                13,276
FEDEX CORP                      COM              31428X106      8,345    100,000  SH  PUT     SOLE               100,000
FOSTER WHEELER AG               COM              H27178104        509     17,298  SH          SOLE                17,298
FPL GROUP INC                   COM              302571104        648     12,276  SH          SOLE                12,276
GANNETT INC                     COM              364730101      2,970    200,000  SH  CALL    SOLE               200,000
GENERAL CABLE CORP DEL NEW      COM              369300108        727     24,710  SH          SOLE                24,710
GILEAD SCIENCES INC             COM              375558103        578     13,353  SH          SOLE                13,353
GILEAD SCIENCES INC          NOTE 0.625% 5/0     375558AH6      3,107  2,500,000 PRN          SOLE                              NONE
GSI COMMERCE INC             NOTE 2.500% 6/0     36238GAD4      2,114  2,000,000 PRN          SOLE                              NONE
HEALTH CARE REIT INC         NOTE 4.750% 7/1     42217KAQ9     22,613 20,000,000 PRN          SOLE                              NONE
HEINZ H J CO                    COM              423074103        376      8,795  SH          SOLE                 8,795
HONEYWELL INTL INC              COM              438516106        419     10,691  SH          SOLE                10,691
INFORMATICA CORP             NOTE 3.000% 3/1     45666QAB8      6,869  5,000,000 PRN          SOLE                              NONE
ISHARES TR INDEX             FTSE XNHUA IDX      464287184      4,226    100,000  SH  PUT     SOLE               100,000
ISHARES TR INDEX             MSCI EMERG MKT      464287234      4,150    100,000  SH  PUT     SOLE               100,000
ISHARES TR INDEX             MSCI EMERG MKT      464287234     29,872    719,800  SH          SOLE               719,800
ISHARES INC                  MSCI BRAZIL         464286400      4,979     66,740  SH          SOLE                66,740
KOHLS CORP                      COM              500255104        774     14,350  SH          SOLE                14,350
LENNAR CORP                     CL A             526057104      2,171    170,000  SH  PUT     SOLE               170,000
LOCKHEED MARTIN CORP            COM              539830109      1,048     13,911  SH          SOLE                13,911
LOUISIANA PAC CORP              COM              546347105      1,899    272,000  SH          SOLE               272,000
MGM MIRAGE                      COM              552953101      2,297    251,900  SH  PUT     SOLE               251,900
MARATHON OIL CORP               COM              565849106      1,293     41,426  SH          SOLE                41,426
MASCO CORP                      COM              574599106        554     40,083  SH          SOLE                40,083
METLIFE INC                     COM              59156R108      1,136     32,126  SH          SOLE                32,126
MOHAWK INDS INC                 COM              608190104      3,570     75,000  SH  PUT     SOLE                75,000
MOLECULAR INSIGHT PHARM INC     COM              60852M104         56     24,671  SH          SOLE                24,671
MONSANTO CO NEW                 COM              61166W101      1,653     20,219  SH          SOLE                20,219
MOTOROLA INC                    COM              620076109      1,817    234,189  SH          SOLE               234,189
NATIONAL OILWELL VARCO INC      COM              637071101        781     17,713  SH          SOLE                17,713
NYSE EURONEXT                   COM              629491101        261     10,299  SH          SOLE                10,299
PACCAR INC                      COM              693718108      3,990    110,000  SH  PUT     SOLE               110,000
PARKER DRILLING CO              COM              701081101        495    100,000  SH          SOLE               100,000
PAYCHEX INC                     COM              704326107        653     21,309  SH          SOLE                21,309
PENNEY J C INC                  COM              708160106        913     34,317  SH          SOLE                34,317
PENNEY J C INC                  COM              708160106      1,331     50,000  SH  PUT     SOLE                50,000
ROYAL CARIBBEAN CRUISES LTD     COM              V7780T103      2,528    100,000  SH  PUT     SOLE               100,000
RYDER SYS INC                   COM              783549108      4,529    110,000  SH  PUT     SOLE               110,000
ST JUDE MED INC                 COM              790849103      1,061     28,843  SH          SOLE                28,843
SELECT SECTOR SPDR TR        SBI INT-ENERGY      81369Y506      5,017     88,000  SH          SOLE                88,000
SELECT SECTOR SPDR TR        SBI INT-FINL        81369Y605      5,040    350,000  SH  PUT     SOLE               350,000
SELECT SECTOR SPDR TR        SBI CONS DISCR      81369Y407     23,399    786,000  SH  PUT     SOLE               786,000
SELECT SECTOR SPDR TR        SBI INT-INDS        81369Y704     17,955    646,100  SH  PUT     SOLE               646,100
SMITHFIELD FOODS INC            COM              832248108        760     50,000  SH  PUT     SOLE                50,000
SPDR GOLD TRUST              GOLD SHS            78463V107      5,366     50,000  SH  CALL    SOLE                50,000
SPDR SERIES TRUST            S&P RETAIL ETF      78464A714      2,136     60,000  SH  PUT     SOLE                60,000
STRYKER CORP                    COM              863667101        563     11,174  SH          SOLE                11,174
SUNOCO INC                      COM              86764P109        392     15,035  SH          SOLE                15,035
TEMPLE INLAND INC               COM              879868107      1,056     50,000  SH  PUT     SOLE                50,000
TEXAS INSTRS INC                COM              882508104      1,084     41,611  SH          SOLE                41,611
TIME WARNER INC               COM NEW            887317303      2,061     70,741  SH          SOLE                70,741
TRW AUTOMOTIVE HLDGS CORP       COM              87264S106      6,512    272,700  SH  PUT     SOLE               272,700
UNITED THERAPEUTICS CORP DEL  NOTE 0.500%10/1    91307CAD4      4,273  3,000,000 PRN          SOLE                              NONE
US BANCORP DEL                COM NEW            902973304        620     27,529  SH          SOLE                27,529
VERIZON COMMUNICATIONS INC      COM              92343V104        435     13,115  SH          SOLE                13,115
WELLPOINT INC                   COM              94973V107      1,485     25,471  SH          SOLE                25,471